SUBSEQUENT EVENTS (Details Narrative) - shares								1 Months Ended
	Dec. 31, 2025	Nov. 26, 2025	Nov. 25, 2025	Oct. 02, 2025	Sep. 04, 2025	Mar. 15, 2025	Feb. 21, 2025	Jan. 31, 2026	Jan. 06, 2026
Subsequent Event [Line Items]
Quantity	157,453,325,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Quantity									157,453,325
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Annualized yield percentage									3.50%
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Annualized yield percentage									8.00%
Common Class A [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares, shares	360,009	18,832,021	109,321	13,333	11,300	19,380	23,255,814	262,806